Expense Example - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Defense and Aerospace Portfolio - Select Defense and Aerospace Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847